Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO($)(1)		Compensation Actually Paid to PEO($)(3)		Average Summary Compensation Table Total for Non-PEO NEOs(4)($) (f)	Average CAP to Non-PEO NEOs(5)($) (g)	Value of Initial Fixed $100 Investment Based On:(6)		Net Income (loss)(7)($) (j)	Cash Generation ($)(8)
	Ms. Powell(2) (b)	Ms. Jurich (c)	Ms. Powell (d)	Ms. Jurich (e)			Total Shareholder Return($) (h)	Peer Group Total Shareholder Return($) (i)
2025	8,336,194	―	25,500,516	―	4,739,619	14,853,277	27	48	449,947	377,000,000
2024	9,455,247	―	2,036,416	―	5,471,217	1,475,370	13	32	(2,846,167,000)	(58,000,000)
2023	13,750,184	―	8,003,826	―	5,084,004	2,940,571	28	52	(1,604,497,000)	(112,000,000)
2022	8,340,158	―	6,595,785	―	4,466,331	1,928,957	35	71	173,377,000	(129,000,000)
2021	8,886,753	9,088,801	7,416,257	(5,630,059)	4,428,242	(2,905,641)	49	75	(79,423,000)	(291,000,000)

Named Executive Officers, Footnote			The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Powell and Ms. Jurich, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. Jurich served as our Chief Executive Officer in 2021 until August 31, 2021, when Ms. Powell commenced service as our Chief Executive Officer.
Peer Group Issuers, Footnote			Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the “PvP Peer Group”) and the TSR is calculated using the methodology described herein.
PEO Total Compensation Amount			$ 4,739,619	$ 5,471,217	$ 5,084,004	$ 4,466,331	$ 4,428,242
Adjustment To PEO Compensation, Footnote	The amount for Ms. Powell in 2021 includes $230,736 of her compensation for her service as a non-employee member of the Board prior to becoming a PEO.
(3)The dollar amounts reported in columns (d) and (e) represent the amount of CAP for Ms. Powell and Ms. Jurich, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total reported compensation for each year to determine the CAP:

Average for PEO	2025	2024	2023	2022	2021
PEO	Ms. Powell	Ms. Powell	Ms. Powell	Ms. Powell	Ms. Powell	Ms. Jurich
Summary Compensation Table ("SCT") Derived Total for PEO (columns (b) and (c), as applicable)	8,336,194	9,455,247	13,750,184	8,340,158	8,886,753	9,088,801
Deduct: aggregate change in actuarial present value of pension benefits	―	―	―	—	—	—
Add: service cost of pension benefits	―	―	―	—	—	—
Add: prior service cost of pension benefits	―	―	―	—	—	—
Deduct: grant date fair value in the “Stock Awards” column of the SCT for applicable fiscal year	5,767,490	7,129,752	11,750,750	3,743,992	4,575,981	5,999,973
Deduct: grant date fair value in the “Option Awards” column of the SCT for applicable fiscal year	―	―	―	2,499,811	2,000,403	2,000,119
Add: fair value at applicable fiscal year end of awards granted during applicable fiscal year that remain unvested at applicable fiscal year end	18,478,411	5,853,133	7,164,426	5,142,324	5,099,331	3,808,596
Add / Deduct: change in fair value from the end of the prior fiscal year to the end of the applicable fiscal year of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	4,184,330	(4,943,945)	(833,983)	(1,169,682)	—	(8,298,444)
Add: vesting date fair value of awards granted in applicable fiscal year that vested during applicable fiscal year	―	―	―	561,804	—	1,284,158
Add / Deduct: change in fair value from the end of the prior fiscal year to the vesting date of awards granted during prior fiscal year that vested during applicable fiscal year	269,071	(1,198,267)	(326,051)	(35,016)	6,556	(3,513,078)
Deduct: fair value at prior-year end of awards granted during prior fiscal year that were forfeited during applicable fiscal year	―	―	―	—	—	—
Add: dollar value of dividends or other earnings paid during applicable fiscal year prior to vesting date	―	―	―	—	—	—
Add: excess fair value for equity award modifications	―	―	―	—	—	—
CAP to PEO (columns (d) and (e), as applicable)	25,500,516	2,036,416	8,003,826	6,595,785	7,416,257	(5,630,059)

Non-PEO NEO Average Total Compensation Amount			$ 4,739,619	5,471,217	5,084,004	4,466,331	4,428,242
Non-PEO NEO Average Compensation Actually Paid Amount			$ 14,853,277	1,475,370	2,940,571	1,928,957	(2,905,641)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The following were our Non-PEO NEOs in 2025: Paul Dickson, Danny Abajian and Jeanna Steele. The following were our Non-PEO NEOs in 2024: Paul Dickson, Danny Abajian and Jeanna Steele. The following were our Non-PEO NEOs in 2023: Paul Dickson, Danny Abajian, Jeanna Steele, and Edward Fenster. The following were our Non-PEO NEOs in 2022: Edward Fenster, Paul Dickson, Tom vonReichbauer (who ceased to serve as Chief Financial Officer and an executive officer of the Company as of May 30, 2022), and Danny Abajian (who commenced service as our Chief Financial Officer and an executive officer of the Company on May 30, 2022), and Jeanna Steele. The following were our Non-PEO NEOs in 2021: Edward Fenster, Tom vonReichbauer, Chris Dawson, and Jeanna Steele.
(5)The dollar amounts reported in column (g) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 3:

Average Amounts for Non-PEO NEOs	2025	2024	2023	2022	2021
SCT Derived Total for Non-PEO NEOs (f)	4,739,619	5,471,217	5,084,004	4,466,331	4,428,242
Deduct: aggregate change in actuarial present value of pension benefits	―	―	―	―	―
Add: service cost of pension benefits	―	―	―	―	―
Add: prior service cost of pension benefits	―	―	―	―	―
Deduct: grant date fair value in the “Stock Awards” column of the SCT for applicable fiscal year	3,582,836	4,429,067	4,258,398	2,169,903	2,355,219
Deduct: grant date fair value in the “Option Awards” column of the SCT for applicable fiscal year	―	―	―	1,394,991	1,293,790
Add: Fair value at applicable fiscal year end of awards granted during applicable fiscal year that remain unvested at applicable fiscal year end	11,479,018	3,636,021	2,835,688	3,047,130	1,412,372
Add / Deduct: change in fair value from the end of the prior fiscal year to the end of the applicable fiscal year of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	2,074,409	(2,492,073)	(443,054)	(667,844)	(2,850,558)
Add: vesting date fair value of awards granted in applicable fiscal year that vested during applicable fiscal year	―	―	―	436,746	333,490
Add / Deduct: change in fair value from the end of the prior fiscal year to the vesting date of awards granted during prior fiscal year that vested during applicable fiscal year	143,067	(710,728)	(277,669)	(307,054)	(2,580,179)
Deduct: fair value at prior-year end of awards granted during prior fiscal year that were forfeited during applicable fiscal year	―	―	―	―	―
Add: dollar value of dividends or other earnings paid during applicable fiscal year prior to vesting date	―	―	―	―	―
Subtract: forfeited awards during applicable fiscal year	―	―	―	(1,481,457)	―
Add: excess fair value for equity award modifications	―	―	―	―	―
CAP to Non-PEO NEOs (g)	14,853,277	1,475,370	2,940,571	1,928,957	(2,905,641)
(6)Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the “PvP Peer Group”) and the TSR is calculated using the methodology described herein.
(7)The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Cash Generation •rTSR •Stock Price
Total Shareholder Return Amount			$ 27	13	28	35	49
Peer Group Total Shareholder Return Amount			48	32	52	71	75
Net Income (Loss)			$ 449,947	$ (2,846,167,000)	$ (1,604,497,000)	$ 173,377,000	$ (79,423,000)
Company Selected Measure Amount			377,000,000	(58,000,000)	(112,000,000)	(129,000,000)	(291,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Cash Generation
Measure:: 2
Pay vs Performance Disclosure
Name			rTSR
Measure:: 3
Pay vs Performance Disclosure
Name			Stock Price
Ms Powell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,336,194	$ 9,455,247	$ 13,750,184	$ 8,340,158	$ 8,886,753
PEO Actually Paid Compensation Amount			$ 25,500,516	$ 2,036,416	$ 8,003,826	$ 6,595,785	7,416,257
PEO Name	Ms. Powell		Ms. Powell	Ms. Powell	Ms. Powell
Ms Jurich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							9,088,801
PEO Actually Paid Compensation Amount							$ (5,630,059)
PEO Name		Ms. Jurich				Ms. Jurich	Ms. Jurich
PEO | Ms Powell [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Ms Powell [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ms Powell [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ms Powell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,478,411	5,853,133	7,164,426	5,142,324	5,099,331
PEO | Ms Powell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,184,330	(4,943,945)	(833,983)	(1,169,682)	0
PEO | Ms Powell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	561,804	0
PEO | Ms Powell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			269,071	(1,198,267)	(326,051)	(35,016)	6,556
PEO | Ms Powell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ms Powell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ms Powell [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,767,490)	(7,129,752)	(11,750,750)	(3,743,992)	(4,575,981)
PEO | Ms Powell [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(2,499,811)	(2,000,403)
PEO | Ms Powell [Member] | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ms Jurich [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ms Jurich [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ms Jurich [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ms Jurich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							3,808,596
PEO | Ms Jurich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(8,298,444)
PEO | Ms Jurich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,284,158
PEO | Ms Jurich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,513,078)
PEO | Ms Jurich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ms Jurich [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ms Jurich [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(5,999,973)
PEO | Ms Jurich [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,000,119)
PEO | Ms Jurich [Member] | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,479,018	3,636,021	2,835,688	3,047,130	1,412,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,074,409	(2,492,073)	(443,054)	(667,844)	(2,850,558)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	436,746	333,490
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,067	(710,728)	(277,669)	(307,054)	(2,580,179)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,582,836)	(4,429,067)	(4,258,398)	(2,169,903)	(2,355,219)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,394,991)	(1,293,790)
Non-PEO NEO | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(1,481,457)	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	0	$ 0
Non-PEO NEO | Ms Powell [Member] | Additions For Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 230,736